Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 40,546	$ 32,192	$ 33,878
Other comprehensive income (loss):
Unrealized holding gains (loss) on available for sale securities	(8,570)	10,935	13,368
Tax effect	1,799	(2,297)	(2,807)
Reclassification of gains recognized in net income	(1)	(94)	(32)
Tax effect		20	7
Pension liability adjustment	992	(1,326)	(2,953)
Tax effect	(209)	279	620
Reclassification of actuatial gain (loss) recognized in net income	240	289	156
Tax effect	(50)	(61)	(33)
Total other comprehensive income (loss)	(5,799)	7,745	8,326
Comprehensive income	$ 34,747	$ 39,937	$ 42,204